PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment Line Items
Cost:	$ 66	$ 40
Accumulated depreciation:	(16)	(4)
Depreciated cost	50	36
Computers and electronic equipment [Member]
Property Plant And Equipment Line Items
Cost:	11	6
Accumulated depreciation:	(4)	(1)
Capitalization of website development costs [Member]
Property Plant And Equipment Line Items
Cost:	55	34
Accumulated depreciation:	$ (12)	$ (3)